Submission	Apr. 25, 2025
Submission [Line Items]
Central Index Key	0000074260
Registrant Name	OLD REPUBLIC INTERNATIONAL CORP
Registration File Number	333-277713
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES